Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009
Cash Flows from Operating Activities
Consolidated Net Loss	$ (2,975,496)	$ (4,283,644)	$ (8,451,729)	$ (9,769,139)
Adjustments to reconcile net loss to net cash used in operating activities
Shares issued (cancelled) relating to services, net	41,378	522,615	638,164	516,562
Shares issued to employees, directors and consultants	40,000	30,000	2,222,257	2,913,068
Issuance of stock for position in vivicells international	0	0	46,667	0
Amortization of loan discount	372,869	184,606	887,834	1,943,805
Amortization of deferred financing costs	0	0	0	648,767
Depreciation and amortization	384,611	284,156	587,778	590,757
Stock Option Expense	168,201	1,077,596	0	0
Change in value of derivative liability	(129,599)	28,831	(223,593)	987,601
Bad Debt	58,819	0	62,954	25,000
Start-up costs for Stellacure	0	820,471	820,471	0
Foreign currency translation	(5,414)	25,942	(551)	0
DWAC Settlement liabilities	768,750	0	0	0
Net Change in operating assets and liabilities	(447,893)	(804,142)	(658,998)	256,954
Payment for Acquisition of Biocordcell	0	0	(315,000)	0
Net cash used in operating activities	(1,723,774)	(2,113,569)	(4,383,746)	(1,886,625)
Cash Flows from Investing Activities
Purchase of property and equipment	(130,750)	(87,348)	(175,986)	(399,138)
Loans receivable issued to China Stem Cell	(250,000)	0	(125,000)	0
Loan receivable to ViviCells International, Inc.	0	(200,000)	(300,000)	0
Loan Receivable issued to VidaPlus	(279,241)	0	0	0
Cash acquired during acquisition of Biocordcell	0	0	134,643	0
Net cash used in investing activities	(659,991)	(287,348)	(466,343)	(399,138)
Cash Flows from Financing Activities
Proceeds from issuance of common stock	616,691	199,999	450,000	1,520,462
Proceeds from the issuance of notes payable	1,625,873	1,850,000	4,160,000	1,786,025
Payments on notes payable	0	0	(100,000)	(200,441)
Payments on advances from shareholders	0	(29,229)	(29,229)	(84,036)
Payments on capital lease obligations	0	0	0	(2,589)
Bank overdraft	0	0	0	(17,083)
Net cash provided by financing activities	2,242,564	2,020,770	4,480,771	3,002,338
Net Decrease in cash	(141,201)	(380,147)	(369,318)	716,576
Cash balance at beginning of period	347,258	716,576	716,576
Cash balance at end of period	206,057	336,429	347,258	716,576
Supplemental disclosures:
Cash paid for interest	0	0	120,445	132,804
Cash paid for income taxes	0	0	0	0
Supplemental disclosures of non-cash investing and financing activities:
Acquisition of Neocells customer contracts as repayment on more receivable through foreclosure	320,416	0	0	0
Debt repaid through issuance of common stock	780,525	524,218	3,703,062	10,699,016
Issuance of debt for cancellation of warrants and put option	$ 0	$ 0	$ 1,590,400	$ 0